Note 8 - Warrants (Details Textual)				3 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($) $ / shares yr shares	Nov. 30, 2015 USD ($) $ / shares shares	Jul. 01, 2010 $ / shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Adjustment of Warrants | $				$ 94,000		$ 98,000	$ (12,000)
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member]
Percentage of Note Payable Principal			20.00%
Class of Warrants or Right, Exercisable, Term	10 years	10 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	131,810	197,715
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.2276	$ 0.2276
Warrants Not Settleable in Cash, Fair Value Disclosure | $	$ 22,000	$ 33,000
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	10	10
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input		3.92
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0209	0.0207
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.686	0.687
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Conversion Price [Member]
Warrants and Rights Outstanding, Measurement Input | $ / shares		0.2
Warrant to Purchase Series A Convertible Preferred Stock Under Oxford Loan Agreement [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input | $ / shares	0.23
Warrants for Series A Convertible Preferred Stock [Member]
Warrants and Rights Outstanding, Term			7 years
Warrants and Rights Outstanding | $				$ 234,000		$ 140,000	$ 42,000
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				6.67		6.92	7.92
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input			7	6.83		7.08	8.08
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input							2.28
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input			0.0146	2.27		2.56
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input			0.0266	2.28		2.59
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input							71
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input			0.736	84.44		76.84
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input			0.815
Warrants for Series A Convertible Preferred Stock [Member] | Measurement Input, Conversion Price [Member]
Warrants and Rights Outstanding, Measurement Input | $ / shares			0.2276
Warrant Issued In Connection With Term Loan A and B [Member]
Fair Value Adjustment of Warrants | $				$ 95,000		$ 98,000	$ 4,000